Expense Example, No Redemption - FidelityAdvisorValueStrategiesFund-AMCIPRO - FidelityAdvisorValueStrategiesFund-AMCIPRO - Fidelity Advisor Value Strategies Fund	Jan. 28, 2023 USD ($)
Fidelity Advisor Value Strategies Fund - Class A
Expense Example, No Redemption:
1 Year	$ 685
3 Years	916
5 Years	1,167
10 Years	1,881
Fidelity Advisor Value Strategies Fund - Class C
Expense Example, No Redemption:
1 Year	195
3 Years	603
5 Years	1,037
10 Years	2,041
Fidelity Advisor Value Strategies Fund - Class M
Expense Example, No Redemption:
1 Year	485
3 Years	769
5 Years	1,074
10 Years	1,939
Fidelity Advisor Value Strategies Fund - Class I
Expense Example, No Redemption:
1 Year	91
3 Years	284
5 Years	493
10 Years	$ 1,096